Related party transactions - Summary of related party transaction outstanding (Detail) - Associates - GBP (£) £ in Millions	Jun. 30, 2023	Dec. 31, 2022
Amounts owed by related parties
Amounts owed by related parties	£ 75.2	£ 88.5
Amounts owed to related parties
Amounts owed to related parties	(62.6)	(75.7)
Kantar
Amounts owed by related parties
Amounts owed by related parties	24.7	26.1
Amounts owed to related parties
Amounts owed to related parties	(7.4)	(10.5)
Other
Amounts owed by related parties
Amounts owed by related parties	50.5	62.4
Amounts owed to related parties
Amounts owed to related parties	£ (55.2)	£ (65.2)